Financial Assets and Liabilities - Summary of Fair Value Hierarchy (Detail) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Royalty funding liabilities	€ 283,500
Derivative liabilities	186,579	€ 150,670
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	186,579	150,670	€ 159,059	€ 143,296
Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at amortized cost	701,603	763,586
Financial liabilities measured at fair value through profit or loss	186,579	150,670
Carrying amount [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Convertible senior notes	418,073	458,207
Royalty funding liabilities	283,530	305,379
Derivative liabilities	186,579	150,670
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at amortized cost	701,011	743,961
Financial liabilities measured at fair value through profit or loss	186,579	150,670
Fair value [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Convertible senior notes	411,689	438,288
Royalty funding liabilities	289,322	305,673
Derivative liabilities	€ 186,579	€ 150,670